Capital management	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Capital management
1 2 .	Capital management
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	January 31 2023	October 31 2022
Capital (1)
Common Equity Tier 1 capital	$54,138	$53,081
Net Tier 1 capital	62,317	61,262
Total regulatory capital	71,867	70,710
Total loss absorbing capacity (TLAC) (2)	131,433	126,565
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(3)	$471,528	$462,448
Leverage exposures (4)	1,468,559	1,445,619
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	11.5%	11.5%
Tier 1 capital ratio	13.2%	13.2%
Total capital ratio	15.2%	15.3%
Total loss absorbing capacity ratio (2)	27.9%	27.4%
Leverage ratio (4)	4.2%	4.2%
Total loss absorbing capacity leverage ratio (2)	8.9%	8.8%
(1)	This measure has been disclosed in this document in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
(2)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(3)	As at January 31, 2023 and October 31, 2022, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1, Total capital and TLAC RWA.
(4)	This measure has been disclosed in this document in accordance with OSFI Guideline – Leverage Requirements (November 2018).
The Bank substantially exceeded the OSFI minimum regulatory capital and TLAC ratios as at January 31, 2023, including the Domestic Stability Buffer requirement. In addition, the Bank substantially exceeded OSFI minimum leverage and TLAC leverage ratios as at January 31, 2023.